Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Leases

The following tables provide information about the Company’s operating leases.

Right-of-use asset – operating lease	At June 30, 2025	At December 31, 2024
Cost	$—	$—
Accumulated amortization	—	—
Total lease cost	$—	$—

	Six months ended June 30,
Other information	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$—	$23,018
Weighted-average remaining lease term – operating leases	—	0.5 year
Weighted-average discount rate – operating leases	—	5.875%